UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   623 Fifth Avenue
           --------------------------------------------------
           Suite 3104
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-10720
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York          5/1/2008
       -------------------------    ---------------------------   -----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                   0
                                                     ---------------
Form 13F Information Table Entry Total:
                                                                  20
                                                     ---------------
Form 13F Information Table Value Total:
                                                             $57,732
                                                     ---------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE





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
                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER       VOTING  AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS  CUSIP       (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE     SHARED  NONE
AMERIPRISE FINL INC            COM           03076C106    6,326    122,000   SH        SOLE                 122,000
-------------------------------------------------------------------------------------------------------------------
AMERISAFE INC                  COM           03071H100    8,552    676,600   SH        SOLE                 676,600
-------------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT INC            COM           035710409    5,646    368,550   SH        SOLE                 368,550
-------------------------------------------------------------------------------------------------------------------
ANWORTH MORTGAGE ASSET CP      COM           037347101    2,780    453,550   SH        SOLE                 453,550
-------------------------------------------------------------------------------------------------------------------
CASCADE BANCORP                COM           147154108    1,297    135,675   SH        SOLE                 135,675
-------------------------------------------------------------------------------------------------------------------
COINSTAR INC                   COM           19259P300    3,105    110,350   SH        SOLE                 110,350
-------------------------------------------------------------------------------------------------------------------
DANVERS BANCORP INC            COM           236442109    3,618    360,000   SH        SOLE                 360,000
-------------------------------------------------------------------------------------------------------------------
GREENLIGHT CAPITAL RE LTD      CLASS A       G4095J109       93      5,000   SH        SOLE                   5,000
-------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS BANCORP          COM           42724R107    1,214     95,250   SH        SOLE                  95,250
-------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC        COM           693475105      131      2,000   SH        SOLE                   2,000
-------------------------------------------------------------------------------------------------------------------
SIGNATURE BK NEW YORK N Y      COM           82669G104       51      2,000   SH        SOLE                   2,000
-------------------------------------------------------------------------------------------------------------------
STATE BANCORP INC N.Y          COM           855716106    2,704    229,171   SH        SOLE                 229,171
-------------------------------------------------------------------------------------------------------------------
SUPERIOR BANCORP               COM           86806M106    1,152    231,875   SH        SOLE                 231,875
-------------------------------------------------------------------------------------------------------------------
TIDELANDS BANCSHARES INC       COM           886374107    4,213    421,751   SH        SOLE                 421,751
-------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                 COM NEW       902973304       81      2,500   SH        SOLE                   2,500
-------------------------------------------------------------------------------------------------------------------
UNITED AMER INDEMNITY LTD      CL A          90933T109    6,054    314,350   SH        SOLE                 314,350
-------------------------------------------------------------------------------------------------------------------
WESTERN ALLIANCE BANCORP       COM           957638109    1,669    129,756   SH        SOLE                 129,756
-------------------------------------------------------------------------------------------------------------------
WESTERN UN CO                  COM           959802109    6,045    284,200   SH        SOLE                 284,200
-------------------------------------------------------------------------------------------------------------------
WESTFIELD FINANCIAL INC        COM           96008P104       78      8,000   SH        SOLE                   8,000
-------------------------------------------------------------------------------------------------------------------
ZENITH NATL INS CORP           COM           989390109    2,923     81,500   SH        SOLE                  81,500
